Schedule of related party receivables and payables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Other receivables - current	$ 1	$ 28
Other payables	(138)	(22)
S a c m e member
Reserve Quantities [Line Items]
Other receivables - noncurrent	2	5
Other receivables - current	1	2
Other payables	(19)	(22)
F i d u s s g r member
Reserve Quantities [Line Items]
Other receivables - current		26
Andina p l c member
Reserve Quantities [Line Items]
Other payables	$ (119)